Earnouts - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Earn Out Shares [Line Items]
Number of trading days for determining the share price	10 days
Number of consecutive trading days for determining share price	20 days
Class E Common Stock [Member]
Earn Out Shares [Line Items]
Earnout shares issuable | shares	15,000,000
Common stock, par or stated value per share	$ 0.0001
Class E One Common Stock [Member]
Earn Out Shares [Line Items]
Common stock, par or stated value per share	0.0001
Share price	$ 12
Number of trading days for determining the share price	10 days
Number of consecutive trading days for determining share price	20 days
Class E Two Common Stock [Member]
Earn Out Shares [Line Items]
Share price	$ 14
Number of trading days for determining the share price	10 days
Number of consecutive trading days for determining share price	20 days
Class E Three Common Stock [Member]
Earn Out Shares [Line Items]
Share price	$ 16
Number of trading days for determining the share price	10 days
Number of consecutive trading days for determining share price	20 days
Sponsor [Member] | Class E Common Stock [Member]
Earn Out Shares [Line Items]
Earnout shares issuable | shares	1,075,061